Accounts and transactions with related parties (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current receivables due from related parties		$ 3,048,841	$ 5,810,764
Description of functional currency	[1]	CLP		CLP
Non-current receivables due from related parties		$ 190,865	258,471
CLP [Member]
Current receivables due from related parties		$ 3,048,841	5,810,764
Andronico Luksic Craig [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		6,062,786-K
Country of incorporation		Chile
Description of nature of related party relationship		Chairman of CCU
Current receivables due from related parties		$ 0	1,207
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Jean Paul Luksic [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		6,372,368-1
Country of incorporation		Chile
Description of nature of related party relationship		Director of company related to the controller
Current receivables due from related parties		$ 0	464
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Hubert Porte [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		14,534,777-7
Country of incorporation		Chile
Description of nature of related party relationship		Director of company related to the controller
Current receivables due from related parties		$ 0	2,095
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones Chile Chico Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,029,109-9
Inversiones Chile Chico Ltda. [Member] | Services provided [Member] | CLP [Member]
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 2,959	2,253
Description of transactions with related party		Services provided
Description of functional currency		CLP
Cervecera Guayacan SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,035,409-0
Country of incorporation		Chile
Description of nature of related party relationship		Associate of subsidiary (until July 2018)
Current receivables due from related parties		$ 0	$ 80,298
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Minera Antucoya [Member] | Sales of products [Member]
Related Parties Tax ID		76,079,669-7	76,079,669-7
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Sales of products	Sales of products
Minera Antucoya [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,079,669-7
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 161	$ 355
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones Tv Medios Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,111,872-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller
Current receivables due from related parties		$ 33	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Canal 13 SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,115,132-0
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 51	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Vina Tabali S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,178,803-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 153	$ 0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Vina Tabali S.A. [Member] | Services provided [Member]
Related Parties Tax ID		76,178,803-5	76,178,803-5
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Services provided	Services provided
Vina Tabali S.A. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID		76,178,803-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 51,667	$ 40,965
Description of transactions with related party		Services provided
Description of functional currency		CLP
Inversiones Alabama Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,363,269-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 738	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Hapag-Lloyd Chile SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,380,217-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 141	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Cerveceria Szot SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,481,675-7
Country of incorporation		Chile
Description of nature of related party relationship		Associate of subsidiary
Current receivables due from related parties		$ 23,090	15,009
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Cerveceria Szot SpA. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID		76,481,675-7
Country of incorporation		Chile
Description of nature of related party relationship		Associate of subsidiary
Current receivables due from related parties		$ 2,869	0
Description of transactions with related party		Services provided
Description of functional currency		CLP
Cerveceria Szot SpA. [Member] | Loan [Member] | CLP [Member]
Related Parties Tax ID		76,481,675-7
Country of incorporation		Chile
Description of nature of related party relationship		Associate of subsidiary
Current receivables due from related parties		$ 50,000	0
Description of transactions with related party		Loan
Description of functional currency		CLP
Cerveceria Szot SpA. [Member] | Remittanse send [Member] | CLP [Member]
Related Parties Tax ID		76,481,675-7
Country of incorporation		Chile
Description of nature of related party relationship		Associate of subsidiary
Current receivables due from related parties		$ 495	0
Description of transactions with related party		Remittanse send
Description of functional currency		CLP
Inversiones Río Elqui SpA. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,486,051-9
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 24,029	$ 0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Minera Centinela [Member] | Sales of products [Member]
Related Parties Tax ID		76,727,040-2	76,727,040-2
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Sales of products	Sales of products
Minera Centinela [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,727,040-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 608	$ 781
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Transacciones e Inv. Arizona S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		76,806,870-4
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller
Current receivables due from related parties		$ 11	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Cerveceria Kunstmann Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		77,051,330-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to non-controlling subsidiary
Current receivables due from related parties		$ 101,664	$ 245,385
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Comercial Patagona Ltda. [Member] | Sales of products [Member]
Related Parties Tax ID		77,755,610-K	77,755,610-K
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Sales of products	Sales of products
Comercial Patagona Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		77,755,610-K
Country of incorporation		Chile
Description of nature of related party relationship		Subsidiary of joint venture
Current receivables due from related parties		$ 1,222,832	$ 667,195
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Comercial Patagona Ltda. [Member] | Services provided [Member]
Related Parties Tax ID		77,051,330-8
Country of incorporation		Chile
Description of nature of related party relationship		Services received
Alimentos Nutrabien S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		78,105,460-7
Country of incorporation		Chile
Description of nature of related party relationship		Subsidiary of joint venture (until november 2018)
Current receivables due from related parties		$ 0	151
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones PFI Chile Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		78,259,420-6
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of joint operation
Current receivables due from related parties		$ 0	$ 402,666
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones PFI Chile Ltda. [Member] | Services provided [Member]
Related Parties Tax ID		78,259,420-6	78,259,420-6
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Services provided	Services provided
Inversiones PFI Chile Ltda. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID		78,259,420-6
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of joint operation
Current receivables due from related parties		$ 751,805	$ 2,997,036
Description of transactions with related party		Services provided
Description of functional currency		CLP
Ferrocarril de Antofagasta a Bolivia S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		81,148,200-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 5,070	3,457
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Current receivables due from related parties		$ 1,478	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Advance purchase [Member] | CLP [Member]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Current receivables due from related parties		$ 14,393	14,393
Description of transactions with related party		Advance purchase
Description of functional currency		CLP
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Loan [Member] | UF [Member]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Current receivables due from related parties		$ 32,149	31,191
Description of transactions with related party		Loan
Description of functional currency		UF
Cooperativa Agricola Control Pisquero de Elqui y Limari Ltda. [Member] | Supply Contract [Member] | UF [Member]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Current receivables due from related parties		$ 47,082	77,929
Description of transactions with related party		Supply contract
Description of functional currency		UF
Compania Chilena de Fosforos S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		90,081,000-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary (until January 2018)
Current receivables due from related parties		$ 0	2,893
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Compania Sud Americana de Vapores S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		90,160,000-7
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 1,264	165
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Invexans S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		91,021,000-9
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 33	3,713
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Quinenco S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		91,705,000-7
Country of incorporation		Chile
Description of nature of related party relationship		Controller's Shareholder
Current receivables due from related parties		$ 3,929	2,759
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Empresa Nacional de Energia Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		92,011,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 4,384	4,341
Description of transactions with related party		Sales of products
Description of functional currency		CLP
SAAM S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		92,048,000-4
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 149	$ 83
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Antofagasta Minerals S.A. [Member] | Sales of products [Member]
Related Parties Tax ID		93,920,000-2	93,920,000-2
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Sales of products	Sales of products
Antofagasta Minerals S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		93,920,000-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 3,167	$ 2,640
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones Enex S.A. [Member] | Sales of products [Member]
Related Parties Tax ID		94,625,000-7	94,625,000-7
Country of incorporation		Chile	Chile
Description of nature of related party relationship		Sales of products	Sales of products
Inversiones Enex S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		94,625,000-7
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 195,720	$ 234,880
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones Y Rentas S.A. [Member] | CLP [Member]
Related Parties Tax ID		96,427,000-7
Inversiones Y Rentas S.A. [Member] | Services provided [Member] | CLP [Member]
Country of incorporation		Chile
Description of nature of related party relationship		Controller
Current receivables due from related parties		$ 3,465	3,465
Description of transactions with related party		Services provided
Description of functional currency		CLP
Inversiones Consolidadas Ltda. [Member] | Sales of products [Member] | CLP [Member]
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller
Current receivables due from related parties		$ 853	121
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inversiones Consolidadas Ltda. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID		96,536,010-7
Banchile Corredores de Bolsa S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,571,220-8
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 3,545	$ 514
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Empresas Carozzi S.A. [Member] | Sales of products [Member]
Related Parties Tax ID			96,591,040-9
Country of incorporation			Chile
Description of nature of related party relationship			Sales of products
Empresas Carozzi S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,591,040-9
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of joint operation
Current receivables due from related parties		$ 0	$ 76,635
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Empresas Carozzi S.A. [Member] | Services provided [Member]
Related Parties Tax ID		96,591,040-9
Country of incorporation		Chile
Description of nature of related party relationship		Sales of products
Socofin S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,645,790-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 0	2,395
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Banchile Administradora General de Fondos S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,767,630-6
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 315	67
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Minera Los Pelambres S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,790,240-3
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 300	659
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Agricola El Cerrito S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,819,020-2
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 11	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Inmobiliaria Norte Verde S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,847,140-6
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 33	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Agrícola Valle Nuevo S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,922,250-7
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller
Current receivables due from related parties		$ 33	0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Banco de Chile [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		97,004,000-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller's shareholder
Current receivables due from related parties		$ 44,604	62,816
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Foods Compania de Alimentos CCU S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		99,542,980-2
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Current receivables due from related parties		$ 11,071	16,654
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Foods Compania de Alimentos CCU S.A. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID		99,542,980-2
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Current receivables due from related parties		$ 269,946	685,412
Description of transactions with related party		Services provided
Description of functional currency		CLP
Foods Compania de Alimentos CCU S.A. [Member] | Remittanse send [Member] | CLP [Member]
Related Parties Tax ID		99,542,980-2
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Current receivables due from related parties		$ 20,035	4,334
Description of transactions with related party		Remittanse send
Description of functional currency		CLP
Inversiones Rosario S.A. [Member] | Sales of products [Member] | CLP [Member]
Related Parties Tax ID		96,951,040-5
Country of incorporation		Chile
Description of nature of related party relationship		Related to the controller
Current receivables due from related parties		$ 22	$ 0
Description of transactions with related party		Sales of products
Description of functional currency		CLP
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member]
Related Parties Tax ID		0-E	0-E
Country of incorporation		Bolivia	Bolivia
Description of nature of related party relationship		Sales of products	Sales of products
Bebidas Bolivianas BBO S.A. [Member] | Sales of products [Member] | USD [Member]
Related Parties Tax ID		0-E
Country of incorporation		Bolivia
Description of nature of related party relationship		Associate (until July 2018)
Current receivables due from related parties		$ 0	$ 30,791
Description of transactions with related party		Sales of products
Description of functional currency		USD
Central Cervecera de Colombia S.A.S. [Member] | Sales of products [Member] | USD [Member]
Related Parties Tax ID		0-E
Country of incorporation		Colombia
Description of nature of related party relationship		Joint venture
Current receivables due from related parties		$ 9,480	9,248
Description of transactions with related party		Sales of products
Description of functional currency		USD
Palermo S.A. [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Current receivables due from related parties		$ 0	8,247
Description of transactions with related party		Sales of products
Description of functional currency		PYG
Grafica Editorial Intersudamericana S.A [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Current receivables due from related parties		$ 0	220
Description of transactions with related party		Sales of products
Description of functional currency		PYG
Paraguay Soccer S.A. [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Current receivables due from related parties		$ 0	85
Description of transactions with related party		Sales of products
Description of functional currency		PYG
QSR S.A. [Member] | Sales of products [Member] | PYG [Member]
Related Parties Tax ID		0-E
Country of incorporation		Paraguay
Description of nature of related party relationship		Related to the subsidiary's shareholder
Current receivables due from related parties		$ 434	410
Description of transactions with related party		Sales of products
Description of functional currency		PYG
Cerveceria Austral S.A. [Member] | Services provided [Member] | CLP [Member]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Current receivables due from related parties		$ 139,647	74,387
Description of transactions with related party		Services provided
Description of functional currency		CLP
Cerveceria Austral S.A. [Member] | Remittanse send [Member] | CLP [Member]
Related Parties Tax ID		96,919,980-7
Country of incorporation		Chile
Description of nature of related party relationship		Joint venture
Current receivables due from related parties		$ 2,923	0
Description of transactions with related party		Remittanse send
Description of functional currency		CLP
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. [Member] | Loan [Member] | UF [Member]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Loan
Description of functional currency		UF
Non-current receivables due from related parties		$ 143,783	166,928
Cooperativa Agrícola Control Pisquero de Elqui y Limarí Ltda. [Member] | Supply Contract [Member] | UF [Member]
Related Parties Tax ID		81,805,700-8
Country of incorporation		Chile
Description of nature of related party relationship		Shareholder of subsidiary
Description of transactions with related party		Supply contract
Description of functional currency		UF
Non-current receivables due from related parties		$ 47,082	$ 91,543

[1]	All financial instruments acquired under resale agreements, correspond to time deposits and are subject to a fixed interest rate.